9. Convertible Note Payable (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Convertible note payable

The following is a summary of convertible notes payable as of March 31, 2021:

Note*	Inception Date	Maturity	Coupon	Face Value	Unamortized Discount	Carrying Value
Note 5	1/27/2020	1/27/2021	8%	$202,400	$–	$202,400
Note 6	2/19/2020	2/19/2021	8%	85,800	–	85,800
Note 7	3/10/2020	3/10/2021	8%	85,800	–	85,800
Note 8	8/4/2020	8/4/2021	8%	156,000	22,400	133,600
Note 9	10/2/2020	10/2/2021	8%	205,000	68,000	137,000
Note 10	10/15/2020	10/15/2021	8%	172,000	45,911	126,089
Note 11	11/2/2020	11/2/2021	8%	69,000	21,287	47,713
Note 12	11/12/2020	11/12/2021	8%	69,000	13,892	55,108
Note 14	12/10/2020	12/10/2021	8%	80,000	24,738	55,262
Note 15	12/29/2020	12/29/2021	8%	55,650	43,660	11,990
Note 16	1/14/2021	1/14/2022	8%	107,000	31,364	75,636
Note 17	1/27/2021	1/27/2021	8%	60,000	21,437	38,563
Note 18	2/3/2021	2/3/2022	8%	45,250	38,608	6,642
Note 19	2/12/2021	2/12/2022	8%	69,000	55,870	13,130
				$1,461,900	$387,167	$1,074,733

Allocation of cash proceeds

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative components at its fair value with the residual allocated to the host debt contract, as follows:

Notes 1-19
Compound embedded derivative	$910,762
Convertible notes payable	1,091,717
Day one derivative expense	(151,978)
Legal fees	7,000
Original issue discount	91,900
Face value	$1,949,400

Amortization expense, interest expense and accrued interest

Amortization expense and interest expense for the year ended March 31, 2021 is as follows:

Note	Interest Expense	Accrued Interest	Amortization of Debt Discount	Unamortized
Note 1	$2,216	$–	$11,869	$–
Note 2	8,821	–	53,298	–
Note 3	4,430	–	13,021	–
Note 4	4,294	–	11,688	–
Note 5	18,468	21,401	31,334	–
Note 6	7,249	7,950	17,095	–
Note 7	6,770	7,129	20,636	–
Note 8	8,172	8,172	26,063	22,400
Note 9	8,088	8,088	45,444	68,000
Note 10	6,296	6,296	25,081	45,911
Note 11	2,253	2,253	11,052	21,287
Note 12	2,102	2,102	8,175	13,892
Note 13	3,170	–	107,500	–
Note 14	1,946	1,946	9,332	24,738
Note 15	1,464	1,464	6,424	43,660
Note 16	1,782	1,782	5,070	31,364
Note 17	828	828	3,263	21,437
Note 18	555	555	2,117	38,608
Note 19	711	711	3,708	55,870
	$89,615	$70,677	$412,170	$387,167

Schedule of Debt Conversions

The following table illustrates the debt converted and the associated gain or loss:

Note	Conversion Date	Shares issued in conversion	Fair value of shares	Face Value	Accrued Interest	Fees	Total Debt	Derivative liability	Net (gain)/ loss
WLES LP LLC	May 8, 2020	12,000,000	$48,281	$30,000	$–	$–	$30,000	$–	$18,281
Note 1	July 30, 2020	4,292,918	12,449	7,000	341	–	7,341	–	5,108
Note 1	July 30, 2020	5,071,886	16,737	7,500	488	–	7,988	8,570	179
Note 1	August 20, 2020	8,468,394	155,818	12,500	871	500	13,871	138,147	3,800
Note 1	September 9, 2020	12,123,426	261,866	55,000	4,075	500	59,575	142,490	59,801
Note 2	October 1, 2020	33,934,756	210,395	108,000	7,196	250	115,446	80,674	14,275
Note 2	October 15, 2020	14,521,245	81,319	45,000	3,136	350	48,486	39,128	(6,295)
Note 2	November 25, 2020	15,120,622	78,627	35,000	2,754	350	38,104	44,183	(3,660)
Note 2	December 22, 2020	8,330,328	39,153	20,000	1,691	–	21,691	19,806	(2,344)
Note 3	January 19, 2021	15,087,285	69,402	35,000	3,145	350	38,495	32,195	(1,288)
Note 3	February 4, 2021	11,659,246	59,462	27,000	2,521	350	29,871	30,603	(1,012)
Note 4	February 10, 2021	26,279,805	394,198	62,000	5,531	350	67,881	323,556	2,760
		166,889,911	$1,427,707	$444,000	$31,749	$3,000	$478,749	$859,352	$89,605